Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (Loss) Gain on Foreign Currency Derivatives, Net, before Tax	$ (1,286)	$ 1,297	$ 3,180
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	10,239	(7,239)	5,286
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(11,525)	8,536	(2,106)
Unrealized (Loss) Gain on Foreign Currency Derivatives, Net, before Tax	$ (1,286)	$ 1,297	$ 3,180